CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities
Net income	$ 2,636	$ 2,312	$ 1,007
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,349	2,482	2,640
Amortization of deferred revenues and deferred credits	(39)	(36)	(48)
Share-based compensation expense	103	82	55
Equity in earnings from unconsolidated affiliates	(109)	(90)	(51)
Net foreign currency transaction (gain) loss	50	(11)	(62)
Dividends received	104	78	94
Net loss from impairment of investments			45
Gain from sale of investments	(63)	(6)
Liberty transaction and related (gains) charges		(67)	491
Deferred income taxes	328	375	441
Other	53	66	48
Change in operating assets and liabilities:
Accounts receivable	(524)	(391)	(141)
Inventories	(33)	(35)	(12)
Prepaid expenses and other	(139)	(4)	(5)
Accounts payable and accrued liabilities	391	437	(215)
Unearned subscriber revenues and deferred credits	47	52	55
Other, net	31	(38)	89
Net cash provided by operating activities	5,185	5,206	4,431
Cash Flows From Investing Activities
Cash paid for property and equipment	(2,924)	(2,303)	(2,012)
Cash paid for satellites	(246)	(113)	(59)
Cash paid for Liberty transaction, net of cash acquired			(97)
Investment in companies, net of cash acquired	(11)	(617)	(37)
Proceeds from sale of investments	116	9
Other, net	43	(75)	11
Net cash used in investing activities	(3,022)	(3,099)	(2,194)
Cash Flows From Financing Activities
Cash proceeds from debt issuance	3,990	5,978	1,990
Debt issuance costs	(30)	(44)	(14)
Repayment of long-term debt	(1,000)	(2,323)	(1,018)
Proceeds from short-term borrowings		38
Repayment of short-term borrowings	(39)
Repayment of collar loan and equity collars		(1,537)	(751)
Repayment of other long-term obligations	(184)	(127)	(116)
Common shares repurchased and retired	(5,496)	(5,111)	(1,696)
Stock options exercised		38	35
Taxes paid in lieu of shares issued for share-based compensation	(58)	(118)	(72)
Excess tax benefit from share-based compensation	25	11	5
Dividends paid to redeemable noncontrolling interest		(15)
Net cash used in financing activities	(2,792)	(3,210)	(1,637)
Net increase (decrease) in cash and cash equivalents	(629)	(1,103)	600
Cash and cash equivalents at beginning of the year	1,502	2,605	2,005
Cash and cash equivalents at end of the year	873	1,502	2,605
Supplemental Cash Flow Information
Cash paid for interest	687	460	412
Cash paid for income taxes	$ 1,042	$ 705	$ 484